2021-CRT2 ID	Field ID	Original Field Value	Audit Value	Match	Client Seller Response	Conclusion Comments
Alpha-014278	Property Type	1 Family Detached	4 Family	FALSE	Agree. Tape to be updated.
Alpha-013532	Property Type	1 Family Detached	2 Family	FALSE	Agree. Tape to be updated.
India-095111	Note Rate	X.XX	X.XX	TRUE	Note provided	Discrepancy resolved, note rate is X.XX
India-112364	Note Rate	X.XX	X.XX	TRUE	Note provided	Discrepancy resolved, note rate is X.XX